Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 2,045.3	¥ 1,817.3
General and administrative expenses	(1,172.7)	(1,082.2)
Others	45.6	35.8
Consolidated net business profit	918.2	770.9
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	441.2	396.9
General and administrative expenses	(163.1)	(151.9)
Others	60.1	53.6
Consolidated net business profit	338.2	298.6
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	668.4	621.8
General and administrative expenses	(541.8)	(526.8)
Others	2.2	3.4
Consolidated net business profit	128.8	98.4
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	643.9	670.5
General and administrative expenses	(426.2)	(391.0)
Others	44.6	31.8
Consolidated net business profit	262.3	311.3
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	362.6	286.6
General and administrative expenses	(93.9)	(79.9)
Others	16.8	15.8
Consolidated net business profit	285.5	222.5
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(70.8)	(158.5)
General and administrative expenses	52.3	67.4
Others	(78.1)	(68.8)
Consolidated net business profit	¥ (96.6)	¥ (159.9)